SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)
Foreign currency [Line Items]
Cash and cash equivalents	$ 38,045,225	$ 99,847,604	$ 86,772,678		¥ 109,951,726	$ 93,283,283
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	5,342,001	17,721,030
Restricted cash	140,337,531	121,862,127		¥ 560,065,172	¥ 601,482,914
Restricted cash, functional currency equivalent of foreign currency denominated amount	86,458,941	96,941,603
Derivative financial instruments
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts	6,030,915	$ (6,057,941)	$ (633,964)
Foreign exchange contracts [Member] | Non-designated [Member]
Foreign currency [Line Items]
Notional amount of outstanding foreign currency forward exchange contracts	$ 22,883,760
RMB [Member]
Foreign currency [Line Items]
Cash and cash equivalents | ¥				¥ 34,604,501